Exhibit 99
Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	43
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,997,343,293.47	78,146		56.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$278,600,000.00	1.47%		November 15, 2018
Class A-2a Notes	$525,100,000.00	1.80%		September 15, 2020
Class A-2b Notes	$215,000,000.00	0.22088%	*	September 15, 2020
Class A-3 Notes	$557,300,000.00	2.01%		March 15, 2022
Class A-4 Notes	$177,380,000.00	2.16%		March 15, 2023
Class B Notes	$55,370,000.00	2.35%		April 15, 2023
Class C Notes	$36,910,000.00	2.50%		May 15, 2024
Total	$1,845,660,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$536,211.86

Principal:
Principal Collections	$13,038,119.61
Prepayments in Full	$5,692,075.08
Liquidation Proceeds	$76,230.05
Recoveries	$83,837.24
Sub Total	$18,890,261.98
Collections	$19,426,473.84

Purchase Amounts:
Purchase Amounts Related to Principal	$237,969.84
Purchase Amounts Related to Interest	$1,024.82
Sub Total	$238,994.66

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,665,468.50

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	43
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$19,665,468.50
Servicing Fee	$206,419.97	$206,419.97	$0.00	$0.00	$19,459,048.53
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,459,048.53
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$19,459,048.53
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$19,459,048.53
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$19,459,048.53
Interest - Class A-4 Notes	$185,565.10	$185,565.10	$0.00	$0.00	$19,273,483.43
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,273,483.43
Interest - Class B Notes	$108,432.92	$108,432.92	$0.00	$0.00	$19,165,050.51
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,165,050.51
Interest - Class C Notes	$76,895.83	$76,895.83	$0.00	$0.00	$19,088,154.68
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,088,154.68
Regular Principal Payment	$17,763,888.45	$17,763,888.45	$0.00	$0.00	$1,324,266.23
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,324,266.23
Residual Released to Depositor	$0.00	$1,324,266.23	$0.00	$0.00	$0.00
Total		$19,665,468.50

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$17,763,888.45
Total					$17,763,888.45
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$17,763,888.45	$100.15	$185,565.10	$1.05	$17,949,453.55	$101.20
Class B Notes	$0.00	$0.00	$108,432.92	$1.96	$108,432.92	$1.96
Class C Notes	$0.00	$0.00	$76,895.83	$2.08	$76,895.83	$2.08
Total	$17,763,888.45	$9.62	$370,893.85	$0.20	$18,134,782.30	$9.82

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	43

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$103,091,721.33	0.5811913	$85,327,832.88	0.4810454
Class B Notes	$55,370,000.00	1.0000000	$55,370,000.00	1.0000000
Class C Notes	$36,910,000.00	1.0000000	$36,910,000.00	1.0000000
Total	$195,371,721.33	0.1058547	$177,607,832.88	0.0962300

Pool Information
Weighted Average APR	2.750%	2.757%
Weighted Average Remaining Term	22.36	21.61
Number of Receivables Outstanding	26,170	25,010
Pool Balance	$247,703,969.47	$228,564,709.17
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$232,285,006.61	$214,521,118.16
Pool Factor	0.1240167	0.1144344

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,986,716.47
Yield Supplement Overcollateralization Amount	$14,043,591.01
Targeted Overcollateralization Amount	$50,956,876.29
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$50,956,876.29

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,986,716.47
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,986,716.47
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,986,716.47

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	43
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		73	$94,865.72
(Recoveries)		128	$83,837.24
Net Loss for Current Collection Period			$11,028.48
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0534%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1234%
Second Prior Collection Period			-0.1046%
Prior Collection Period			0.3984%
Current Collection Period			0.0556%
Four Month Average (Current and Prior Three Collection Periods)			0.1182%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,008	$16,729,186.46
(Cumulative Recoveries)			$3,660,888.44
Cumulative Net Loss for All Collection Periods			$13,068,298.02
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6543%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,340.49
Average Net Loss for Receivables that have experienced a Realized Loss			$2,609.48

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.30%	218	$2,980,005.59
61-90 Days Delinquent	0.15%	27	$346,301.32
91-120 Days Delinquent	0.04%	6	$92,878.49
Over 120 Days Delinquent	0.29%	41	$657,390.75
Total Delinquent Receivables	1.78%	292	$4,076,576.15

Repossession Inventory:
Repossessed in the Current Collection Period		5	$63,632.70
Total Repossessed Inventory		11	$118,112.30

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2478%
Prior Collection Period			0.2713%
Current Collection Period			0.2959%
Three Month Average			0.2717%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4798%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	43

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	55	$745,699.95
2 Months Extended	56	$793,408.28
3+ Months Extended	7	$100,401.06

Total Receivables Extended	118	$1,639,509.29

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer